Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	€ 614,363	€ 572,274
Property, plant and equipment	204,806	159,608
Right-of-use assets	581,437	533,952
Investments accounted for using the equity method	19,690	18,765
Deferred tax assets	166,029	160,878
Other non-current financial assets	41,486	33,898
Total non-current assets	1,627,811	1,479,375
Current assets
Inventories	521,015	522,589
Trade receivables	248,790	240,457
Derivative financial instruments	1,711	11,110
Tax receivables	32,505	31,024
Other current financial assets	77,269	90,917
Other current assets	105,742	95,260
Cash and cash equivalents	219,130	296,279
Total current assets	1,206,162	1,287,636
Total assets	2,833,973	2,767,011
Liabilities and Equity
Equity attributable to shareholders of the Parent Company	916,120	840,294
Equity attributable to non-controlling interests	66,767	60,602
Total equity	982,887	900,896
Non-current liabilities
Non-current borrowings	196,401	113,285
Other non-current financial liabilities	146,448	136,556
Non-current lease liabilities	518,728	471,083
Non-current provisions for risks and charges	23,550	19,849
Employee benefits	34,945	29,645
Deferred tax liabilities	78,129	73,885
Other non-current liabilities	0	9,689
Total non-current liabilities	998,201	853,992
Current liabilities
Current borrowings	177,166	289,337
Other current financial liabilities	0	22,102
Current lease liabilities	142,957	122,642
Derivative financial instruments	15,138	897
Current provisions for risks and charges	16,792	16,019
Trade payables and customer advances	309,771	314,137
Tax liabilities	32,389	41,976
Other current liabilities	158,672	205,013
Total current liabilities	852,885	1,012,123
Total equity and liabilities	€ 2,833,973	€ 2,767,011